Net Income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis Of Income And Expense [Abstract]
Other Income and Expenses
a.	Other income and expenses
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Gain (loss) on disposal of property, plant and equipment	$(38)	$1,428	$(3)
Impairment loss on property, plant and equipment	(93)	—	—
Impairment loss on right-of-use assets	—	—	(420)
Gain on disposal of investment properties, net	—	151	—
Reversal of impairment loss on investment properties	57	27	83
Loss on disposal of intangible assets	—	(2)	—
Impairment loss on intangible assets	(9)	(9)	(29)
Impairment loss on other assets	(44)	—	—
	$(127)	$1,595	$(369)

Other Income
b.	Other income
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Dividend income	$296	$246	$154
Rental income	85	70	70
Others	150	154	154
	$531	$470	$378

Other Gains and Losses
c.	Other gains and losses
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	$(38)	$(99)	$243
Foreign currency exchange gain or loss, net	16	(47)	230
Gain on disposal of investments accounted for using equity method, net	151	10	4
Gain (loss) on disposal of financial instruments, net	4	(2)	—
Others	(49)	(21)	(16)
	$84	$(159)	$461

Interest Expenses
d.	Interest expenses
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Interest on bonds payable	$—	$46	$132
Interest on lease liabilities	85	80	69
Interest paid to financial institutions	17	79	16
Others	2	1	1
	$104	$206	$218

Impairment Loss (Reversal of Impairment Loss) on Financial Instruments and Non-financial Assets
e.	Impairment loss (reversal of impairment loss)
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Contract assets	$(2)	$1	$—
Trade notes and accounts receivable	$(54)	$49	$123
Other receivables	$(69)	$(5)	$20
Inventories	$475	$1,161	$207
Property, plant and equipment	$93	$—	$—
Right-of-use assets	$—	$—	$420
Investment properties	$(57)	$(27)	$(83)
Intangible assets	$9	$9	$29
Other assets	$44	$—	$—

Depreciation and Amortization Expenses
f.	Depreciation and amortization expenses
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$26,930	$26,989	$27,805
Right-of-use assets	3,968	3,931	3,985
Investment properties	25	22	42
Intangible assets	4,253	5,424	6,569
Incremental costs of obtaining contracts	1,173	772	815
Total depreciation and amortization expenses	$36,349	$37,138	$39,216
Depreciation expenses summarized by functions
Operating costs	$28,957	$29,056	$30,021
Operating expenses	1,966	1,886	1,811
	$30,923	$30,942	$31,832
Amortization expenses summarized by functions
Operating costs	$5,196	$5,971	$7,172
Marketing expenses	96	100	93
General and administrative expenses	95	82	75
Research and development expenses	39	43	44
	$5,426	$6,196	$7,384

Employee Benefit Expenses
g.	Employee benefit expenses
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Post-employment benefit
Defined contribution plans	$654	$708	$784
Defined benefit plans	2,859	2,001	1,216
	3,513	2,709	2,000
Share-based payment
Equity-settled share-based payment	2	8	19
Other employee benefit	42,640	42,246	42,654
Total employee benefit expenses	$46,155	$44,963	$44,673
Summary by functions
Operating costs	$23,587	$23,005	$22,734
Operating expenses	22,568	21,958	21,939
	$46,155	$44,963	$44,673

The compensation to the employees and remuneration to the directors of 2019 and 2020 approved by the Board of Directors on February 26, 2020 and February 23, 2021, respectively, were as follows:

	2019	2020
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,126	$1,202
Remuneration paid to the directors	35	36